Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill
Goodwill

12 Goodwill

Reporting units - The Group’s reporting units consist of its trading and manufacturing and engineering segments. Goodwill is not amortized, but instead is reviewed for impairment at least annually during the fourth quarter of each year at the reporting level, absent any interim indicators of impairment or other factors requiring an assessment.

Annual impairment assessment - For our 2021 and 2020 annual impairment test we performed a qualitative assessment, using information as of December 31, 2021 and 2020, respectively. Under current guidance, we are permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test. We determined there were no factors indicating the need to perform a quantitative goodwill impairment test and concluded that it is more likely than not the fair value of our reporting units is greater than their carrying value and thus there was no impairment to goodwill. As of December 31, 2019, the Group completed the annual impairment test by comparing the carrying amount of the net assets, including goodwill, with the fair value of Yixing Pact Environmental Technology Co., Ltd and Pact Asia Pacific Limited as of December 31, 2019

In addition to our annual review, we assess the impairment of goodwill whenever events or changes in circumstances indicate that the carrying value of a reporting unit may be greater than fair value. Factors that could trigger an interim impairment review include, but are not limited to, significant adverse changes in the business climate which may be indicated by a decline in our market capitalization or decline in operating results. No impairments were recorded to our goodwill during the years ended December 31, 2021, 2020 and 2019. No material events or changes occurred between the testing date and year end to trigger a subsequent impairment review.

At December 31, 2021 and 2020, we had goodwill for our engineering segment with a carrying amount of US$1,071,000 and US$1,071,000, respectively.